Business Segments (Tables)	12 Months Ended
Dec. 31, 2017
Reportable Segment Information

	State Transcos	AEPTCo Parent		Reconciling Adjustments		AEPTCo Consolidated
2017	(in millions)
Revenues from:
External Customers	$141.9	$—		$—		$141.9
Sales to AEP Affiliates	580.5	—		—		580.5
Other Revenues	0.8	—		—		0.8
Total Revenues	$723.2	$—		$—		$723.2

Depreciation and Amortization	$97.1	$—		$—		$97.1
Interest Income	0.7	82.9		(82.4)	(a)	1.2
Allowance for Equity Funds Used During Construction	52.3	—		—		52.3
Interest Expense	68.0	82.4		(82.4)	(a)	68.0
Income Tax Expense (Credit)	147.0	0.2		—		147.2

Net Income	$285.8	$0.3	(b)	$—		$286.1

Gross Property Additions	$1,522.5	$—		$—		$1,522.5

Total Transmission Property	$6,780.2	$—		$—		$6,780.2
Accumulated Depreciation and Amortization	170.4	—		—		170.4
Total Transmission Property - Net	$6,609.8	$—		$—		$6,609.8

Notes Receivable - Affiliated	$—	$2,550.4		$(2,550.4)	(c)	$—

Total Assets	$7,072.9	$2,590.1	(d)	$(2,594.9)	(e)	$7,068.1

Total Long-Term Debt	$2,575.0	$2,550.4		$(2,575.0)	(c)	$2,550.4

	State Transcos	AEPTCo Parent		Reconciling Adjustments		AEPTCo Consolidated
2016	(in millions)
Revenues from:
External Customers	$110.4	$—		$—		$110.4
Sales to AEP Affiliates	367.5	—		—		367.5
Other Revenues	0.1	—		—		0.1
Total Revenues	$478.0	$—		$—		$478.0

Depreciation and Amortization	$65.9	$—		$—		$65.9
Interest Income	0.1	57.8		(57.5)	(a)	0.4
Allowance for Equity Funds Used During Construction	52.3	—		—		52.3
Interest Expense	45.6	57.9		(57.5)	(a)	46.0
Income Tax Expense (Credit)	94.4	(0.3)		—		94.1

Net Income (Loss)	$193.3	$(0.6)	(b)	$—		$192.7

Gross Property Additions	$1,166.0	$—		$—		$1,166.0

Total Transmission Property	$5,054.2	$—		$—		$5,054.2
Accumulated Depreciation and Amortization	99.6	—		—		99.6
Total Transmission Property - Net	$4,954.6	$—		$—		$4,954.6

Notes Receivable - Affiliated	$—	$1,950.0		$(1,950.0)	(c)	$—

Total Assets	$5,337.5	$1,987.7	(d)	$(1,975.4)	(e)	$5,349.8

Total Long-Term Debt	$1,932.0	$1,950.0		$(1,950.0)	(c)	$1,932.0

	State Transcos	AEPTCo Parent		Reconciling Adjustments		AEPTCo Consolidated
2015	(in millions)
Revenues from:
External Customers	$84.3	$—		$—		$84.3
Sales to AEP Affiliates	225.6	—		—		225.6
Other	0.3	—		—		0.3
Total Revenues	$310.2	$—		$—		$310.2

Depreciation and Amortization	$42.4	$—		$—		$42.4
Interest Income	0.1	49.6		(49.6)	(a)	0.1
Allowance for Equity Funds Used During Construction	53.0	—		—		53.0
Interest Expense	34.4	49.8		(49.6)	(a)	34.6
Income Tax Expense (Credit)	60.1	(0.1)		—		60.0

Net Income (Loss)	$133.2	$(0.3)	(b)	$—		$132.9

Gross Property Additions	$1,008.9	$—		$—		$1,008.9

Total Assets	$4,143.6	$1,588.4	(d)	$(1,575.5)	(e)	$4,156.5

(a)	Elimination of intercompany interest income/interest expense on affiliated debt arrangement.

(b)	Includes the elimination of AEPTCo Parent’s equity earnings in State Transcos.

(c)	Elimination of intercompany debt.

(d)	Includes the elimination of AEPTCo Parent’s investments in State Transcos.

(e)	Primarily relates to the elimination of Notes Receivable from the State Transcos.